FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Exchange rate risk management (Details) - Currency Risk - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Time horizon for sales in the futures market	18 months
USD
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 12,657,016	R$ 8,930,200
Financial liabilities	(61,295,024)	(65,945,089)
Net liability exposure	(48,638,008)	(57,014,889)
USD | Trade accounts payable
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(516,152)	(492,617)
USD | Loans and financing
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(55,187,953)	(58,145,087)
USD | Liabilities for asset acquisition and associates
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(308,766)	(313,022)
USD | Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(5,282,153)	(6,994,363)
USD | Cash and cash equivalents
Net exposure of assets and liabilities in foreign currency
Financial assets	8,412,710	6,370,201
USD | Trade accounts receivable
Net exposure of assets and liabilities in foreign currency
Financial assets	2,883,330	1,938,614
USD | Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 1,360,976	R$ 621,385